Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loan and lease losses	$ 3,012	$ 2,826
Supplemental retirement plan	608	482
Investment security basis adjustment	18	18
Nonaccrual interest income	350	355
Accrued compensation	293	244
Lease liability	1,161	1,173
Gross deferred tax assets	5,442	5,098
Deferred tax liabilities:
Premises and equipment	632	709
Net unrealized gain on AFS securities	920	1,139
Net unrealized gain on equity securities	85	41
FHLB stock dividends	139	139
Intangibles	450	414
Mortgage servicing rights	114	100
Deferred origination fees, net	34	50
Acquisition fair value adjustments	249	278
Right of use assets	1,126	1,151
Other	0	4
Gross deferred tax liabilities	3,749	4,025
Net deferred tax assets	$ 1,693	$ 1,073